Significant Accounting Policies - Schedule of Fair Value Method for Stock Options Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Method for Stock Options Awards [Line Items]
Suboptimal exercise multiple (in Dollars per share)	$ 2.5	$ 2.8	$ 2.8
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Fair Value Method for Stock Options Awards [Line Items]
Risk free interest rate	4.29%	4.01%	4.26%
Volatility	57.25%	58.29%	57.75%
Maximum [Member]
Schedule of Fair Value Method for Stock Options Awards [Line Items]
Risk free interest rate	3.69%	3.82%	4.30%
Volatility	67.35%	62.88%	60.75%